Discontinued Operations - (net assets at the dates of disposal) (Details) $ in Thousands, $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 HKD ($)	Aug. 31, 2020 USD ($)	Apr. 25, 2019 HKD ($)	Apr. 25, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 07, 2018 HKD ($)	Jun. 07, 2018 USD ($)
Cash		$ 35					$ 15
Century Skyway Limited
Cash		2					5
Advances to suppliers		44					45
Goodwill		12,831					12,831
Intangible assets		16,402					16,402
Long-live asset subtotal		16,402					16,402
Other payables, accrued liabilities and customer deposits		(185)					(182)
Deferred tax liabilities		(4,100)					$ (4,100)
Net assets upon disposal		$ 24,994
Ownership interest transferred		51.00%
Interests in net assets being disposed of		$ 12,747
Consideration		12,750			$ 99,450	$ 12,750		$ 126,130	$ 16,170
Gain (Loss) on disposal of subsidiary		3
Boca International Limited
Cash		35		$ 2
Accounts receivable, net		25		186
Operating lease right-of-use assets, net		95		95
Other receivables and prepayments		37		37
Plant and equipment, net				2,837
Intangible assets		2,377		2,063
Long-live asset subtotal		5,271		4,900
Other payables, accrued liabilities and customer deposits		(4,274)		(4,235)
Operating lease liabilities				(97)
Deferred tax liabilities		$ (594)		(516)
Net assets upon disposal				372
Ownership interest transferred	51.00%
Interests in net assets being disposed of				189
Consideration			$ 1,460	$ 190				$ 184,840	$ 23,700
Gain (Loss) on disposal of subsidiary	$ (2)